RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Non-current receivables	$ 131.8	$ 134.8
Joint ventures
Disclosure of transactions between related parties [line items]
Finance lease receivables	9.3	12.4
Loans and receivables	8.9	8.4
Non-current receivables	$ 7.2	6.6
Joint ventures | Fixed interest rate
Disclosure of transactions between related parties [line items]
Finance lease receivable, interest rate	5.14%
Loans and receivables, interest rate	2.50%
Other related parties
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 0.8	$ 1.4